Inventories (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Schedule of Inventories	Inventories consisted of the following (in thousands):

	September 30, 2021	December 31, 2020
Raw materials	$884	$547
Work in process	60	270
Finished goods	53	60

Total inventories	$997	$877

Inventories consisted of the following (in thousands):

	December 31,
	2020	2019
Raw materials	$547	$977
Work in process	270	215
Finished goods	60	100

Inventories	$877	$1,292